Investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Investments [Line Items]
Book amount restated – beginning of the year	€ 3,511	€ 4,040
Additions and subscriptions	120	507
Divestments and reimbursements	(151)	(462)
Share of profit of equity-accounted investments		124
Share of loss of equity-accounted investments		(353)
Deduction for dividends		(86)
Changes in the scope of consolidation	3,448	2
Currency translation differences		(268)
Other changes		7
Book amount – end of the year	7,044	3,511
Previously stated [member]
Disclosure Of Investments [Line Items]
Book amount – beginning of the year		4,040
Book amount restated – beginning of the year	3,511	4,040
Book amount – end of the year		3,511
Increase (decrease) due to application of IFRS 15 and IFRS 9 [Member]
Disclosure Of Investments [Line Items]
Book amount restated – beginning of the year	(37)
Book amount – end of the year		(37)
Joint ventures [member]
Disclosure Of Investments [Line Items]
Book amount restated – beginning of the year	2,298	2,675
Additions and subscriptions	28	63
Divestments and reimbursements	(3)
Share of profit of equity-accounted investments		49
Share of loss of equity-accounted investments		(340)
Deduction for dividends		(41)
Changes in the scope of consolidation	3,448
Currency translation differences		(127)
Other changes		53
Book amount – end of the year	5,497	2,298
Joint ventures [member] | Previously stated [member]
Disclosure Of Investments [Line Items]
Book amount restated – beginning of the year	2,332	2,675
Book amount – end of the year		2,332
Joint ventures [member] | Increase (decrease) due to application of IFRS 15 and IFRS 9 [Member]
Disclosure Of Investments [Line Items]
Book amount restated – beginning of the year	(34)
Book amount – end of the year		(34)
Associates [member]
Disclosure Of Investments [Line Items]
Book amount restated – beginning of the year	1,060	1,197
Additions and subscriptions	92	444
Divestments and reimbursements	(115)	(462)
Share of profit of equity-accounted investments		66
Share of loss of equity-accounted investments		(6)
Deduction for dividends		(13)
Currency translation differences		(128)
Other changes		(35)
Book amount – end of the year	1,452	1,060
Associates [member] | Previously stated [member]
Disclosure Of Investments [Line Items]
Book amount restated – beginning of the year	1,063	1,197
Book amount – end of the year		1,063
Associates [member] | Increase (decrease) due to application of IFRS 15 and IFRS 9 [Member]
Disclosure Of Investments [Line Items]
Book amount restated – beginning of the year	(3)
Book amount – end of the year		(3)
Investments in unconsolidated entities controlled by Eni [Member]
Disclosure Of Investments [Line Items]
Book amount restated – beginning of the year	116	168
Divestments and reimbursements	(33)
Share of profit of equity-accounted investments		9
Share of loss of equity-accounted investments		(7)
Deduction for dividends		(32)
Changes in the scope of consolidation		2
Currency translation differences		(13)
Other changes		(11)
Book amount – end of the year	95	116
Investments in unconsolidated entities controlled by Eni [Member] | Previously stated [member]
Disclosure Of Investments [Line Items]
Book amount restated – beginning of the year	€ 116	168
Book amount – end of the year		€ 116